Related Party Transactions (Detail)	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	Mar. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Related Party Transaction [Line Items]
Current portion of loans to equity-accounted investees (note 22)	$ 107,486,000	$ 107,486,000	$ 107,486,000		$ 9,471,000
Teekay Offshore
Related Party Transaction [Line Items]
Advances to Teekay Offshore	102,800,000	102,800,000	102,800,000
Current portion of loans to equity-accounted investees (note 22)	37,200,000	37,200,000	$ 37,200,000
Revenue from related parties		$ 17,800,000
Teekay Offshore | Shuttle Tankers
Related Party Transaction [Line Items]
Number of vessels | vessel			2
Teekay Offshore | FSO
Related Party Transaction [Line Items]
Number of vessels | vessel			3
Teekay Offshore | Technical Services
Related Party Transaction [Line Items]
Expenses	$ 800,000
Teekay Offshore | Time-Charter Hire Expense
Related Party Transaction [Line Items]
Expenses			$ 14,300,000
Resolute Investments, Ltd.
Related Party Transaction [Line Items]
Ownership percentage of Resolute outstanding common stock	31.90%	31.90%	31.90%		37.10%	39.10%
Revolving Credit Facilities
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity	$ 1,340,455,288	$ 1,340,455,288	$ 1,340,455,288
Revolving Credit Facilities | Subsequent Events | Teekay Offshore
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity				$ 125,000,000.0
Revolving Credit Facilities | Subsequent Events | Teekay Offshore | Brookfield
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity				100,000,000.0
Teekay Parent
Related Party Transaction [Line Items]
Current portion of loans to equity-accounted investees (note 22)	$ 736,938,000	$ 736,938,000	$ 736,938,000		$ 786,110,000
Teekay Parent | Revolving Credit Facilities | Subsequent Events | Teekay Offshore
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity				$ 25,000,000.0